Foreign currency position	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Foreign currency position

Note 38 - Foreign currency position

In the Consolidated Statements of Financial Position as of December 31, 2020 and 2019, assets and liabilities are included in local and foreign currency, as well as inflation-indexation adjustable and adjustable by the variation of the exchange rate, for the amounts indicated below:

								Others	Exchange rate
As of December 31, 2020	Note	CLP (*)	UF	USD	COP	EUR		currency	adjustable	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	1,232,614	—	1,501,888	294,522	28,315		31,733	—	3,089,072
Cash items in process of collection	5b)	110,503	—	61,819	93	9		768	—	173,192
Financial instruments at fair value through profit or loss	6	145,316	355	—	437,039	—		—	—	582,710
Financial instruments at fair value through other comprehensive income	11	2,556,706	696,307	103,503	614,383	—		—	—	3,970,899
Loans and accounts receivable at amortized cost	10	5,768,428	8,959,138	2,859,253	3,955,993	23,704		—	9,592	21,576,108
Financial instruments at amortized cost	11	—	—	7,202	104,340	—		—	—	111,542
Investments under resale agreements	7	84,173	—	—	21,407	—		—	—	105,580
Investments in companies		7,149	—	—	—	—		—	—	7,149
Financial derivative contracts	8	2,529,980	387,035	1,039,536	19,967	6,285		—	—	3,982,803
Interbank loans, net	9	—	—	7,121	—	—		—	—	7,121
Intangible assets	13	682,523	—	172	35,988	—		—	—	718,683
Property, plant, and equipment	14	56,274	—	482	23,859	—		—	—	80,615
Right-of-use asset under lease agreements	15	111,452	—	6,061	28,495	—		—	—	146,008
Current taxes	16	43,132	—	1,844	19,723	—		—	—	64,699
Deferred taxes	16	250,023	—	14,645	47,888	—		—	—	312,556
Other assets	17	87,378	11,883	388,141	54,961	—		—	270	542,633
Other non-current assets held for sale	17	13,269	—	—	1,809	—		—	—	15,078
TOTAL ASSETS		13,678,920	10,054,718	5,991,667	5,660,467	58,313		32,501	9,862	35,486,448

Deposits and other demand liabilities	18	3,186,296	13,448	737,892	2,238,247	21,435		88	—	6,197,406
Cash in process of being cleared	5b)	82,287	—	52,244	1	1,528		18,172	—	154,232
Obligations under repurchase agreements	7	399,593	—	—	239,258	—		—	—	638,851
Time deposits and other time liabilities	18	8,042,117	402,118	1,539,760	1,449,054	14		—	1	11,433,064
Financial derivative contracts	8	2,031,193	476,910	986,508	170,598	8,382		—	—	3,673,591
Interbank borrowings	19	2,257,226	—	1,384,248	47,768	368		109,368	—	3,798,978
Debt instruments issued	20	835,961	4,636,431	122,734	609,730	—		—	—	6,204,856
Other financial liabilities	20	13,123	—	—	—	—		—	—	13,123
Lease contracts liabilities	15	561	118,189	6,987	25,992	—		—	156	151,885
Current taxes	16	596	—	—	1,170	—		—	—	1,766
Deferred taxes	16	—	—	—	237	—		—	—	237
Provisions	21	84,190	—	5,814	45,086	—		—	—	135,090
Other liabilities	22	175,812	159,834	274,827	79,442	66		—	10,053	700,034
Liabilities directly associated with non-current assets held for sale	22	—	—	—	—	—		—	—	—
TOTAL LIABILITIES		17,108,955	5,806,930	5,111,014	4,906,583	31,793	—	127,628	10,210	33,103,113
Assets (liabilities) net		(3,430,035)	4,247,788	880,653	753,884	26,520		(95,127)	(348)	2,383,335

(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.

Note 38 - Foreign currency position, continued

							Others	Exchange rate
As of December 31, 2019	Note	CLP (*)	UF	USD	COP	EUR	currency	adjustable	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	243,754	—	364,594	398,780	2,553	—	—	1,009,681
Cash items in process of collection	5b)	150,463	—	80,132	710	—	—	—	231,305
Financial instruments at fair value through profit or loss	6	112,224	—	—	71,478	—	—	—	183,702
Financial instruments at fair value through other comprehensive income	11	1,600,147	1,023,726	124,310	850,707	—	—	—	3,598,890
Loans and accounts receivable at amortized cost	10	5,678,458	8,749,298	3,459,607	4,355,845	841	—	10,648	22,254,697
Financial instruments at amortized cost	11	—	—	30,123	85,535	—	—	—	115,658
Investments under resale agreements	7	46,686	—	—	29,289	—	—	—	75,975
Investments in companies		5,833	—	—	3,772	—	—	—	9,605
Financial derivative contracts	8	2,199,266	324,414	536,936	93,427	914	—	—	3,154,957
Interbank loans, net	9	—	—	35,944	20,452	—	—	—	56,396
Intangible assets	13	1,400,449	—	1,104	172,880	—	—	—	1,574,433
Property, plant, and equipment	14	72,766	—	422	21,892	—	—	—	95,080
Right-of-use asset under lease agreements	15	121,241	—	7,936	38,264	—	—	—	167,441
Current taxes	16	30,773	—	—	54,743	—	—	—	85,516
Deferred taxes	16	182,302	—	20,942	5,413	—	—	—	208,657
Other assets	17	248,755	91,456	359,198	71,182	—	—	270	770,861
Other non-current assets held for sale	17	17,202	—	—	—	—	—	—	17,202
TOTAL ASSETS		12,110,319	10,188,894	5,021,248	6,274,369	4,308	—	10,918	33,610,056

Deposits and other demand liabilities	18	2,255,736	2,855	534,005	2,079,465	1,387	—	—	4,873,448
Cash in process of being cleared	5b)	100,395	—	64,178	—	—	—	—	164,573
Obligations under repurchase agreements	7	499,136	—	—	60,321	—	—	—	559,457
Time deposits and other time liabilities	18	7,952,973	391,679	1,356,132	1,919,402	—	—	1	11,620,187
Financial derivative contracts	8	1,960,447	402,899	476,568	97,212	908	—	—	2,938,034
Interbank borrowings	19	—	—	2,563,630	83,126	—	—	—	2,646,756
Debt instruments issued	20	763,503	4,924,260	129,281	590,471	841	—	—	6,408,356
Other financial liabilities	20	12,956	10	—	—	—	—	—	12,966
Lease contracts liabilities	15	659	129,034	7,689	35,273	—	—	269	172,924
Current taxes	16	13	—	—	—	—	—	—	13
Deferred taxes	16	—	—	—	263	—	—	—	263
Provisions	21	106,456	—	—	71,371	—	—	—	177,827
Other liabilities	22	265,814	268,685	115,196	54,446	—	—	4,773	708,914
Liabilities directly associated with non-current assets held for sale	22	—	—	—	—	—	—	—	—
TOTAL LIABILITIES		13,918,088	6,119,422	5,246,679	4,991,350	3,136	—	5,043	30,283,718
Assets (liabilities) net		(1,807,769)	4,069,472	(225,431)	1,283,019	1,172	—	5,875	3,326,338
(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.